                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:    May 31, 2021
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..7.2


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-07797
                                  ---------------------------------------------

                              SunAmerica Series, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 Harborside 5
                         185 Hudson Street, Suite 3300
                        Jersey City, New Jersey 07311
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                   John Genoy
            President and Principal Executive Officer of the Funds
                        SunAmerica Asset Management LLC
                                  Harborside 5
                         185 Hudson Street, Suite 3300
                         Jersey City, New Jersey 07311
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
                                                    ---------------------------
Date of fiscal year end:  10/31
                        -------------------------
Date of reporting period:  07/01/2021-09/10/2021
                         ------------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07797
Reporting Period: 07/01/2021 - 09/10/2021
SunAmerica Series, Inc.

For shareholder meetings held July 1, 2021 to September 10, 2021*

*During the reporting period, on or before July 16, 2021 all of the remaining series of SunAmerica Series, Inc. were sold to Touchstone Investments and held no voting shares of record after that date.








========================== AIG Active Allocation Fund ==========================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to September 10, 2021. The Portfolio merged with and into the Touchstone Balanced Fund, a series of Touchstone Strategic Trust (the "Strategic Trust"), on July 16, 2021 and held no voting shares of record after that date. The Strategic Trust's filing numbers are 811-03651 and 002-80859.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



====================== AIG Focused Dividend Strategy Fund ======================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to September 10, 2021. The Portfolio merged with and into the Touchstone Dividend Equity Fund, a series of Touchstone Funds Group Trust (the "Group Trust"), on July 16, 2021 and held no voting shares of record after that date. The Group Trust's filing numbers are 811-08104 and 033-70958.

NETAPP, INC.

Ticker:       NTAP           Security ID:  64110D104
Meeting Date: SEP 10, 2021   Meeting Type: Annual
Record Date:  JUL 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director T. Michael Nevens        For       For          Management
1b    Elect Director Deepak Ahuja             For       For          Management
1c    Elect Director Gerald Held              For       For          Management
1d    Elect Director Kathryn M. Hill          For       For          Management
1e    Elect Director Deborah L. Kerr          For       For          Management
1f    Elect Director George Kurian            For       For          Management
1g    Elect Director Carrie Palin             For       For          Management
1h    Elect Director Scott F. Schenkel        For       For          Management
1i    Elect Director George T. Shaheen        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
4     Approve Omnibus Stock Plan              For       For          Management
5     Amend Qualified Employee Stock          For       For          Management
      Purchase Plan
6     Provide Right to Act by Written Consent For       For          Management
7     Provide Right to Act by Written Consent Against   For          Shareholder


--------------------------------------------------------------------------------

THE J. M. SMUCKER COMPANY

Ticker:       SJM            Security ID:  832696405
Meeting Date: AUG 18, 2021   Meeting Type: Annual
Record Date:  JUN 21, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Susan E. Chapman-Hughes  For       For          Management
1b    Elect Director Paul J. Dolan            For       For          Management
1c    Elect Director Jay L. Henderson         For       For          Management
1d    Elect Director Kirk L. Perry            For       For          Management
1e    Elect Director Sandra Pianalto          For       For          Management
1f    Elect Director Alex Shumate             For       For          Management
1g    Elect Director Mark T. Smucker          For       For          Management
1h    Elect Director Richard K. Smucker       For       For          Management
1i    Elect Director Timothy P. Smucker       For       For          Management
1j    Elect Director Jodi L. Taylor           For       For          Management
1k    Elect Director Dawn C. Willoughby       For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation




======================= AIG Multi-Asset Allocation Fund ========================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to September 10, 2021. The Portfolio merged with and into the Touchstone Balanced Fund, a series of Touchstone Strategic Trust (the "Strategic Trust"), on July 16, 2021 and held no voting shares of record after that date. The Strategic Trust's filing numbers are 811-03651 and 002-80859.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



======================= AIG Select Dividend Growth Fund ========================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to September 10, 2021. The Portfolio merged with and into the Touchstone Dividend Equity Fund, a series of Touchstone Funds Group Trust (the "Group Trust"), on July 16, 2021 and held no voting shares of record after that date. The Group Trust's filing numbers are 811-08104 and 033-70958.

NETAPP, INC.

Ticker:       NTAP           Security ID:  64110D104
Meeting Date: SEP 10, 2021   Meeting Type: Annual
Record Date:  JUL 16, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director T. Michael Nevens        For       For          Management
1b    Elect Director Deepak Ahuja             For       For          Management
1c    Elect Director Gerald Held              For       For          Management
1d    Elect Director Kathryn M. Hill          For       For          Management
1e    Elect Director Deborah L. Kerr          For       For          Management
1f    Elect Director George Kurian            For       For          Management
1g    Elect Director Carrie Palin             For       For          Management
1h    Elect Director Scott F. Schenkel        For       For          Management
1i    Elect Director George T. Shaheen        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
4     Approve Omnibus Stock Plan              For       For          Management
5     Amend Qualified Employee Stock          For       For          Management
      Purchase Plan
6     Provide Right to Act by Written Consent For       For          Management
7     Provide Right to Act by Written Consent Against   For          Shareholder


--------------------------------------------------------------------------------

VF CORPORATION

Ticker:       VFC            Security ID:  918204108
Meeting Date: JUL 27, 2021   Meeting Type: Annual
Record Date:  MAY 28, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard T. Carucci       For       For          Management
1.2   Elect Director Juliana L. Chugg         For       For          Management
1.3   Elect Director Benno Dorer              For       For          Management
1.4   Elect Director Mark S. Hoplamazian      For       For          Management
1.5   Elect Director Laura W. Lang            For       For          Management
1.6   Elect Director W. Alan McCollough       For       For          Management
1.7   Elect Director W. Rodney McMullen       For       For          Management
1.8   Elect Director Clarence Otis, Jr.       For       For          Management
1.9   Elect Director Steven E. Rendle         For       For          Management
1.10  Elect Director Carol L. Roberts         For       For          Management
1.11  Elect Director Matthew J. Shattock      For       For          Management
1.12  Elect Director Veronica B. Wu           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors




=========================== AIG Strategic Value Fund ===========================

The proxy voting activity for the Portfolio is as of the period from July 1, 2021 to September 10, 2021. The Portfolio merged with and into the Touchstone Value Fund, a series of Touchstone Strategic Trust (the "Strategic Trust"), on July 16, 2021 and held no voting shares of record after that date. The Strategic Trust's filing numbers are 811-03651 and 002-80859.

DXC TECHNOLOGY COMPANY

Ticker:       DXC            Security ID:  23355L106
Meeting Date: AUG 17, 2021   Meeting Type: Annual
Record Date:  JUN 21, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Mukesh Aghi              For       For          Management
1b    Elect Director Amy E. Alving            For       For          Management
1c    Elect Director David A. Barnes          For       For          Management
1d    Elect Director Raul J. Fernandez        For       For          Management
1e    Elect Director David L. Herzog          For       For          Management
1f    Elect Director Mary L. Krakauer         For       For          Management
1g    Elect Director Ian C. Read              For       For          Management
1h    Elect Director Dawn Rogers              For       For          Management
1i    Elect Director Michael J. Salvino       For       For          Management
1j    Elect Director Manoj P. Singh           For       For          Management
1k    Elect Director Akihiko Washington       For       For          Management
1l    Elect Director Robert F. Woods          For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation


--------------------------------------------------------------------------------

KIMCO REALTY CORPORATION

Ticker:       KIM            Security ID:  49446R109
Meeting Date: AUG 03, 2021   Meeting Type: Special
Record Date:  JUN 21, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with Merger  For       For          Management
2     Adjourn Meeting                         For       For          Management

========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                SunAmerica Series, Inc.

By (Signature and Title)*:  /s/ John Genoy
                            ----------------------------------------------------
                            Name: John Genoy
                            Title: President and Principal Executive Officer
                                   of the Funds

Date:  October 22, 2021

* Print the name and title of each signing officer under his or her signature.

                                       3